Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expenses
Composition of income tax expenses for the periods presented is as follows:

	For the Year Ended December 31,
	2020	2021	2022
Current income tax expenses	1,223	25,990	24,731
Deferred income tax expenses	—	—	—

Income tax expenses	1,223	25,990	24,731

Summary of Reconciliations of the Income Tax Expenses
Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	For the Year Ended December 31,
	2020	2021	2022
Loss before income tax expenses and share of results of equity method investees	(2,730,762)	(4,837,106)	(9,118,358)
Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(682,691)	(1,209,277)	(2,279,590)
Effect of preferential tax rate (ii)	111,756	254,061	202,968
Tax-free income	—	(25,000)	(14,000)
Effect of change in tax rate	13,920	33,454	16,554
Effect of different tax rate of different jurisdictions	(393,384)	(323,601)	322,514
Effect of additional deduction for qualified R&D expenses	(156,713)	(217,395)	(515,288)
Non-deductible expenses	234,328	163,980	92,906
Changes in valuation allowance	874,007	1,349,768	2,198,667

Income tax expenses	1,223	25,990	24,731

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.
(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.

Summary of Components of Deferred Tax Assets

	As of December 31,
	2020	2021	2022
Deferred tax assets:
Net operating loss carry-forwards	2,036,152	3,051,082	5,026,589
Government grants	43,145	41,565	72,674
Impairment of long-lived assets	21,802	12,239	17,372
Inventory reserve	11,233	7,221	55,397
Accruals and others	102,619	452,612	591,354
Valuation allowance	(2,214,951)	(3,564,719)	(5,763,386)

Total deferred tax assets, net	—	—	—

Summary of Movement in Valuation Allowance
Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2020	2021	2022
Valuation allowance
Balance at beginning of the year	1,340,944	2,214,951	3,564,719
Additions	889,877	1,511,434	2,221,222
Loss utilized	(1,950)	(128,212)	(6,001)
Effect of change in tax rate	(13,920)	(33,454)	(16,554)

Balance at end of the year	2,214,951	3,564,719	5,763,386

Summary of Tax Loss Carryforwards
The Group has tax losses arising in Mainland China of RMB24,246,281 that will expire in one to ten years for deduction against future taxable profits.

Loss expiring in 2023	88,608
Loss expiring in 2024	597,527
Loss expiring in 2025	1,647,336
Loss expiring in 2026	3,298,601
Loss expiring in 2027	5,935,040
Loss expiring in 2028	1,638,741
Loss expiring in 2029	4,400,603
Loss expiring in 2030	1,406,957
Loss expiring in 2031	2,137,147
Loss expiring in 2032	3,095,721

Total	24,246,281

Hong Kong	593,943
Others	318,404

Total	912,347